Acquisitions - Schedule of components of purchase consideration to acquire shares post (Details) - Shares Post, Inc - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	May 31, 2020
Acquisitions
Cash	$ 20,340
Debt instrument, face amount		$ 3,000
Total	89,825
Class AA common stock
Acquisitions
Fair value of equity	44,817
Junior convertible preferred stock
Acquisitions
Fair value of equity	20,383
Junior convertible preferred stock warrants
Acquisitions
Fair value of equity	1,285
Secured promissory note agreement
Acquisitions
Debt instrument, face amount	$ 3,000